Stockholders' Equity (Deficit) (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Equity [Abstract]
Total market value of shares/units vested
Share-based compensation expense for RSUs	(254)	609
Total tax benefit related to RSU share-based compensation expense
Cash tax benefits realized for tax deductions for RSUs